Discontinued Operations - Schedule of Discontinued Operations Assets and Liabilities Recorded in Assets of Business Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Receivable from brokers, dealers and clearing organizations	$ 868,805	$ 547,945
Total assets	449,509	313,790
Liabilities:
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Financial instruments sold under agreements to repurchase	355,000	360,000
Discontinued Operations [Member]
Assets:
Financial instruments owned, at fair value, including securities pledged	138,689	34,272
Receivable from brokers, dealers and clearing organizations	281,178	75,952
Other assets	29,642	203,566
Total assets	449,509	313,790
Liabilities:
Financial instruments sold, not yet purchased, at fair value	199,167	18,252
Financial instruments sold under agreements to repurchase	111,487	60,320
Accrued compensation expense	12,140	22,872
Accrued expenses and other liabilities	34,867	9,587
Total liabilities	$ 357,661	$ 111,031